Loans payable	12 Months Ended
Dec. 31, 2022
Loans Payable

18. Loans payable

Loans payable represent borrowings from various individuals and companies through various securities exchanges and loans from shareholders. The average annual interest rates were approximately 12.7% and 12.7% at December 31, 2021 and 2022, respectively.

	As of December 31,
	2021	2022
	RMB’000	RMB’000
Loans payable to third parties	140,558	140,558
Loans payable to related parties(1)	1,011	881
Loans payable to shareholders(2)	20,000	20,000
Total	161,569	161,439

Loans payable to third parties mainly represent to loans from companies through relevant financial institutions. In June 2019, due to macroeconomic regulation and control policy promulgated by the PRC government, the financial institutions were required to cease provision of loans to various entities and their outstanding loans are in the process of recovering. No penalty will subject to this matter.

As of December 31, 2022, loans payable to third parties, related parties and shareholders were all overdue. Although certain loans payable were negotiated with schedule of repayments, the Company is unable to fulfill those obligations due to liquidity issue.

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(1) See Note 27 of Notes to the Consolidated Financial Statements, sub-sections 1.2 of Section 1. Loans payable to related parties for detailed disclosure.

(2) See Note 27 of Notes to the Consolidated Financial Statements, sub-sections 2.1 and 2.2 of Section 2. Loans payable to shareholders for detailed disclosure.